Loan Impairment	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Loan Impairment [Abstract]
LOAN IMPAIRMENT

10. LOAN IMPAIRMENT

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for corporate and personal loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

Provision for loan losses is established for an impaired loan if its carrying value exceeds its estimated fair value. Currently, estimated fair values of substantially all of the Company’s impaired loans are measured based on the estimated fair value of the loan’s collateral which approximates to the carrying value due to the short-term nature of the loans. The impaired amounts of personal loans were $101,847,731 and $6,784,962 as of September 30, 2017 and December 31, 2016, respectively. The impaired amounts of business loans were $53,599,598 and $7,381,094 as of September 30, 2017 and December 31, 2016, respectively.

Loans with modified terms are classified as troubled debt restructurings if the Company grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a temporary below market rate reduction in interest rate or an extension of a loan’s stated maturity date. Non-accrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for six consecutive months after modification. Loans classified as troubled debt restructurings are designated as impaired. Due to the nature of the Company’s operation and the interest concessions granted, the troubled debt restructuring designation will not be removed until the loan is paid-off or otherwise disposed of. The Company reported its first troubled debt restructuring on December 31, 2015. The Company has not removed any loan classified as a trouble debt restructuring from that classification.

The Company allows a one-time loan extension based on an ancillary company policy with a period up to the original loan period, which is usually within twelve months. According to the Company’s loan management policy, granting initial one-time extension requires a new underwriting and credit evaluation. Borrowers are required to submit extension application 10 days before expiration of the original loan. Then the Company’s loan service department will investigate whether material changes have happened to the borrower’s business which may impact its repayment ability. The Company’s risk management department will reevaluate the loan. If the Company decides to grant one-time extension, an extension agreement will be executed between the borrower and the Company, plus commitment letter from guarantor to agree the loan extension and extend the guarantee duration. In evaluating the extension and underwriting new loans, China Lending Group will request that borrowers obtain guarantees from state-owned or public guarantee companies. Even though the Company allows a one-time loan extension with a period up to the original loan period, which is usually within twelve months. Such extension is not considered to be a troubled debt restructuring because the Company does not grant a concession to borrowers. The principal of the loan remains the same and the interest rate is fixed at the current interest rate at the time of extension. 37 loans of $31.7 million and no loans were granted one-time extension for the nine months ended September 30, 2017 and 2016, respectively, which accounted for 17.8% and nil of total loans originated during the nine months ended September 30, 2017 and 2016, respectively.

A loan is considered to be a troubled debt restructuring loan when that is restructured or modified for economic or legal reasons, where these conditions are present: 1) The Company grants a concession that it otherwise would not consider and 2) The borrower is having financial difficulties. Under unusual circumstance, in order to reduce the potential losses on troubled debt, the Company may consider granting concession to borrowers with financial difficulties which has significant delay or significant shortfall in amount of payments. In order to deter troubled debt restructurings, stringent scrutiny and approval from the Company’s Loan Review Committee is required prior to the granting of concession on troubled debt.

The troubled debt restructuring amounts of personal loans were $28,768,254 and $881,239 as of September 30, 2017 and December 31, 2016, respectively, after providing provision for loan loss amounting to $10,049,229 and $440,619, respectively. The troubled debt restructuring amounts of business loans were $5,260,785 and $6,517,134 as of September 30, 2017 and December 31, 2016, respectively, after providing provision for loan loss amounting to $5,763,420 and $3,618,550, respectively. The increase in provisions in the troubled debt restructuring both in personal loans and business loans as of September 30, 2017, as compared to that of December 31, 2016, was mainly attributable to the information regarding loans that management believes are isolated and involve unique circumstances, including having a loan and its collateral being in an industry in which the Company does not typically engage, a problem with a bridge loan where a bank reversed its oral commitment to lend to a borrower after a short bridge period, a private guarantor that had less capital and liquidity than the Company had been led to believe and a loan collateralized by collateral that the borrower no longer had proper title to and where the borrower committed fraud by applying for the loan before the title to the collateral was transferred. These issues are isolated and management believes they are not indicative of future systemic issues and has addressed these types of issues appropriately going forward.

As of September 30, 2017 and December 31, 2016, there were no receivable derecognized for the real estate related investment obtained from collateral.

10. LOAN IMPAIRMENT

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for corporate and personal loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

Provision for loan losses is established for an impaired loan if its carrying value exceeds its estimated fair value. Currently, estimated fair values of substantially all of the Company’s impaired loans are measured based on the estimated fair value of the loan’s collateral which approximates to the carrying value due to the short-term nature of the loans. The impaired amounts of personal loans were $6,784,962 and $4,254,664 as of December 31, 2016 and 2015, respectively. The impaired amounts of business loans were $7,381,094 and $10,468,752 as of December 31, 2016 and 2015, respectively.

Loans with modified terms are classified as troubled debt restructurings if the Company grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a temporary below market rate reduction in interest rate or an extension of a loan’s stated maturity date. Non-accrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for six consecutive months after modification. Loans classified as troubled debt restructurings are designated as impaired. Due to the nature of the Company’s operation and the interest concessions granted, the troubled debt restructuring designation will not be removed until the loan is paid-off or otherwise disposed of. The Company reported its first troubled debt restructuring on December 31, 2015. The Company has not removed any loan classified as a trouble debt restructuring from that classification.

The Company allows a one-time loan extension based on an ancillary company policy with a period up to the original loan period, which is usually within twelve months. According to the Company’s loan management policy, granting initial one-time extension requires a new underwriting and credit evaluation. Borrowers are required to submit extension application 10 days before expiration of the original loan. Then the Company’s loan service department will investigate whether material changes have happened to the borrower’s business which may impact its repayment ability. The Company’s risk management department will reevaluate the loan. If the Company decides to grant one-time extension, an extension agreement will be executed between the borrower and the Company, plus commitment letter from guarantor to agree the loan extension and extend the guarantee duration. In evaluating the extension and underwriting new loans, China Lending Group will request that borrowers obtain guarantees from state-owned or public guarantee companies. Even though the Company allows a one-time loan extension with a period up to the original loan period, which is usually within twelve months. Such extension is not considered to be a troubled debt restructuring because the Company does not grant a concession to borrowers. The principal of the loan remains the same and the interest rate is fixed at the current interest rate at the time of extension. No loans and 17 loans of $14.9 million were granted one-time extension for the years ended December 31, 2016 and 2015, respectively, which accounted for nil and 6.3% of total loans originated during the years ended December 31, 2016 and 2015, respectively.

A loan is considered to be a troubled debt restructuring loan when that is restructured or modified for economic or legal reasons, where these conditions are present: 1) The Company grants a concession that it otherwise would not consider and 2) The borrower is having financial difficulties. Under unusual circumstance, in order to reduce the potential losses on troubled debt, the Company may consider granting concession to borrowers with financial difficulties which has significant delay or significant shortfall in amount of payments. In order to deter troubled debt restructurings, stringent scrutiny and approval from the Company’s Loan Review Committee is required prior to the granting of concession on troubled debt.

The troubled debt restructuring amounts of personal loans were $881,239 and $1,035,168 as of December 31, 2016 and December 31, 2015, respectively, after providing provision for loan loss amounting to $440,619 and $22,377, respectively. The troubled debt restructuring amounts of business loans were $6,517,134 and $3,080,857 as of December 31, 2016 and December 31, 2015, respectively, after providing provision for loan loss amounting to $3,618,550 and $73,129, respectively. The increase in provisions in the troubled debt restructuring both in personal loans and business loans in December 31, 2016, as compared to that of December 31, 2015, was mainly attributable to the information regarding loans that management believes are isolated and involve unique circumstances, including having a loan and its collateral being in an industry in which the Company does not typically engage, a problem with a bridge loan where a bank reversed its oral commitment to lend to a borrower after a short bridge period, a private guarantor that had less capital and liquidity than the Company had been led to believe and a loan collateralized by collateral that the borrower no longer had proper title to and where the borrower committed fraud by applying for the loan before the title to the collateral was transferred. These issues are isolated and management believes they are not indicative of future systemic issues and has addressed these types of issues appropriately going forward.

As of December 31, 2016 and 2015, there were no receivable derecognized for the real estate related investment obtained from collateral.